UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Seger-Elvekrog Inc.

   Address:               33 Bloomfield Hills Parkway, Suite 270
                          Bloomfield Hills, MI  48304

   Form 13F File Number:  028-13006


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Scott D. Horsburgh

   Title:                 President

   Phone:                 248-642-3100

   Signature, Place, and Date of Signing:

     /s/ Scott D. Horsburgh      Bloomfield Hills, MI
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 78

Form 13F Information Value Total (thousands):     $192,042


List of Other Included Managers: NONE

Form 13F-HR Information Table

                                    Title of               VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                        Class      CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                        -----      -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----
Abbott Laboratories                 COM           2824100     603    11386    SH           SOLE               0       0       11386
Affiliated Computer Svcs.           CL A          8190100    9956   186125    SH           SOLE               0       0      186125
AFLAC Inc.                          COM           1055102     485     7719    SH           SOLE               0       0        7719
Altria Group Inc.                   COM         02209S103     200     9750    SH           SOLE               0       0        9750
AMBAC Financial Grp.                COM          23139108      34    25600    SH           SOLE               0       0       25600
American Int'l. Grp.                COM          26874107     500    18897    SH           SOLE               0       0       18897
Amgen, Inc.                         COM          31162100    7557   160239    SH           SOLE               0       0      160239
AT&T                                COM         00206R102     257     7625    SH           SOLE               0       0        7625
BankAmerica                         COM          60505104     333    13946    SH           SOLE               0       0       13946
Berkshire Hathaway Inc.             CL A         84670108     362        3    SH           SOLE               0       0           3
BP Amoco                            SPONS ADR    55622104     740    10635    SH           SOLE               0       0       10635
Capital One Financial Cor           COM         14040H105    5052   132912    SH           SOLE               0       0      132912
Cardinal Health                     COM         14149Y108     476     9224    SH           SOLE               0       0        9224
CDC Corporation Class A             SHS A       G2022L106     112    45000    SH           SOLE               0       0       45000
Cell Genesys Inc.                   COM         150921104     177    68000    SH           SOLE               0       0       68000
ChevronTexaco Corp.                 COM         166764100     251     2535    SH           SOLE               0       0        2535
Cintas Corp.                        COM         172908105     265    10000    SH           SOLE               0       0       10000
Cisco Systems Inc                   COM         17275R102     408    17531    SH           SOLE               0       0       17531
Coach Inc.                          COM         189754104    6874   238035    SH           SOLE               0       0      238035
Coca Cola                           COM         191216100     854    16439    SH           SOLE               0       0       16439
Colgate-Palmolive                   COM         194162103     453     6550    SH           SOLE               0       0        6550
Comcast Corp. Class A               CL A        20030N200     214    11400    SH           SOLE               0       0       11400
Comerica Inc.                       COM         200340107     334     9511    SH           SOLE               0       0        9511
ConocoPhilips                       COM         20825C104     688     7292    SH           SOLE               0       0        7292
D.R. Horton Inc                     COM         23331A109     149    13768    SH           SOLE               0       0       13768
Danaher Corp.                       COM         235851102     232     3001    SH           SOLE               0       0        3001
Elan Corp.                          ADR         284131208     356    10000    SH           SOLE               0       0       10000
EMC Corp                            COM         268648102    8209   558803    SH           SOLE               0       0      558803
Emerson                             COM         291011104     511    10326    SH           SOLE               0       0       10326
Entremed                            COM         29382F103      62   113513    SH           SOLE               0       0      113513
Exxon Mobil Corp.                   COM         30231G102    1018    11550    SH           SOLE               0       0       11550
Fastenal Co.                        COM         311900104     734    17002    SH           SOLE               0       0       17002
First Financial Bancorp             COM         320209109    3951   429470    SH           SOLE               0       0      429470
Fiserv Inc.                         COM         337738108    2665    58747    SH           SOLE               0       0       58747
Franklin Resources I                COM         354613101    1296    14140    SH           SOLE               0       0       14140
Garmin Ltd.                         ORD         G37260109    6175   144140    SH           SOLE               0       0      144140
General Electric                    COM         369604103    1738    65120    SH           SOLE               0       0       65120
Gilead Sciences Inc.                COM         375558103    9773   184575    SH           SOLE               0       0      184575
Global Payments Inc.                COM         37940X102    8644   185497    SH           SOLE               0       0      185497
Hubbell Inc Class B                 CL B        443510201     307     7690    SH           SOLE               0       0        7690
Intel                               COM         458140100     448    20875    SH           SOLE               0       0       20875
ISIS PHARMACEUTICALS                COM         464330109     204    15000    SH           SOLE               0       0       15000
J P Morgan & Co Inc.                COM         46625H100     237     6900    SH           SOLE               0       0        6900
Johnson & Johnson                   COM         478160104     673    10467    SH           SOLE               0       0       10467
Kinetic Concepts Inc.               COM         49460W208    6779   169846    SH           SOLE               0       0      169846
Kraft Food Inc. Class A             CL A        50075N104     206     6643    SH           SOLE               0       0        6643
L-3 Communications Holdings         COM         502424104     224     2050    SH           SOLE               0       0        2050
Life Time Fitness In                COM         53217R207    4979   168495    SH           SOLE               0       0      168495
LJ International Inc.               ORD         G55312105      98    35000    SH           SOLE               0       0       35000

                                    Title of               VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                        Class      CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                        -----      -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----
McDonald's Corporation              COM         580135101    1110    19744    SH           SOLE               0       0       19744
Medtronic Inc.                      COM         585055106     981    18947    SH           SOLE               0       0       18947
Merge Technologies Inc.             COM         589981109      45    38750    SH           SOLE               0       0       38750
Microsoft                           COM         594918104     288    10487    SH           SOLE               0       0       10487
NeuStar Inc.                        CL A        64126X201    4483   207915    SH           SOLE               0       0      207915
Norfolk Southern Cor                COM         655844108     233     3717    SH           SOLE               0       0        3717
Northern Trust Corp;                COM         665859104     823    12000    SH           SOLE               0       0       12000
O Reilly Automotive Inc.            COM         686091109    8445   377843    SH           SOLE               0       0      377843
Omnicom Group                       COM         681919106     215     4800    SH           SOLE               0       0        4800
Omnivision Technologies             COM         682128103     387    32000    SH           SOLE               0       0       32000
Oracle Corp.                        COM         68389X105     577    27496    SH           SOLE               0       0       27496
Pharmaceutical Product
   Development                      COM         717124101   11944   278405    SH           SOLE               0       0      278405
Philadelphia Consolidated           COM         717528103    7004   206195    SH           SOLE               0       0      206195
Philip Morris Intl  Inc             COM         718172109     482     9750    SH           SOLE               0       0        9750
Procter & Gamble                    COM         742718109    2829    46530    SH           SOLE               0       0       46530
Roper Industries Inc.               COM         776696106   11617   176339    SH           SOLE               0       0      176339
S&P Depository Receipts             UNIT SER 1  78462F103     297     2248    SH           SOLE               0       0        2248
Sandisk Corp.                       COM         80004C101    2496   133491    SH           SOLE               0       0      133491
Sigma Designs                       COM         826565103     139    10000    SH           SOLE               0       0       10000
SkyWest Inc.                        COM         830879102     614    48576    SH           SOLE               0       0       48576
StanCorp Financial Group            COM         852891100    9052   192762    SH           SOLE               0       0      192762
Stryker                             COM         863667101    7805   124129    SH           SOLE               0       0      124129
T Rowe Price Group Inc.             COM         74144T108   12081   213931    SH           SOLE               0       0      213931
Teva Pharmaceutical Indus           ADR         881624209     302     6600    SH           SOLE               0       0        6600
United Technologies Corp            COM         913017109     405     6559    SH           SOLE               0       0        6559
UTSTARCOM Inc.                      COM         918076100     134    24475    SH           SOLE               0       0       24475
Waters Corp.                        COM         941848103    8230   127604    SH           SOLE               0       0      127604
Western Union Co.                   COM         959802109     267    10803    SH           SOLE               0       0       10803
Zimmer Holdings Inc.                COM         98956P102    1902    27955    SH           SOLE               0       0       27955